INCOME TAXES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit Abstract
Current (expense) benefit	$ (4)	$ 39	$ (24)
Deferred (expense) benefit	(2)	(38)	35
Income Tax Expense (Benefit)	(6)	1	11
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate	35.00%
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	15	26	(10)
Dividends received deduction	2	2	1
tax settlements	9	7	0
Valuation allowance	0	19	0
Other Adjustments	(2)	(1)	0
Income Tax Expense (Benefit)	$ (6)	$ 1	$ 11